Investment Securities - Additional Information (Detail) - CAD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 87,000	$ 0	$ 2,000	$ 87,000	$ 1,814,000
Cumulative after-tax gain/(loss) on equity securities designated at FVOCI	87,000	0	20	87,000	539,000
Dividend income	$ 8,000	$ 100	$ 9,000	$ 8,000	$ 45,000